Insurance Contract Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Disclosure of insurance contract receivables and changes in premiums
Insurance contract receivables were comprised as follows:

	December 31, 2017	December 31, 2016
Insurance premiums receivable	2,752.3	1,906.2
Reinsurance premiums receivable	1,086.4	788.8
Funds withheld receivable	659.8	181.8
Other	218.7	68.3
Provision for uncollectible balances	(30.3)	(27.6)
	4,686.9	2,917.5
Changes in the insurance premiums receivable and reinsurance premiums receivable balances for the years ended December 31 were as follows:

	Insurance premiums receivable		Reinsurance premiums receivable
	2017	2016	2017	2016
Balance – January 1	1,906.2	1,677.1	788.8	659.5
Gross premiums written	9,329.9	6,930.2	2,877.6	2,604.1
Premiums collected	(8,075.2)	(6,050.5)	(2,323.3)	(1,876.5)
Recovery (impairments)	0.5	(1.6)	(0.7)	(1.2)
Amounts due to brokers and agents	(932.3)	(707.8)	(686.4)	(581.2)
Acquisitions of subsidiaries (note 23)	604.1	54.7	445.2	0.8
Divestiture of subsidiary (note 23)	(64.7)	—	(48.5)	—
Foreign exchange effect and other	(16.2)	4.1	33.7	(16.7)
Balance – December 31	2,752.3	1,906.2	1,086.4	788.8